UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: August 31, 2014 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2014

	Shares	Value
Common Stocks - 99.3%
Consumer Discretionary - 20.4%
Delphi Automotive PLC	22,830	$1,588,511
Hanesbrands, Inc.	21,160	2,172,709
Harley-Davidson, Inc.	14,965	951,175
Harman International Industries, Inc.	15,120	1,740,010
Macy’s, Inc.	32,880	2,048,095
Michael Kors Holdings, Ltd.*	20,040	1,605,605
Nordstrom, Inc.	17,416	1,206,058
Omnicom Group, Inc.	23,130	1,665,591
O’Reilly Automotive, Inc.*	10,640	1,659,627
The Priceline Group, Inc.*	1,738	2,162,611
Scripps Networks Interactive, Inc., Class A	19,840	1,581,446
Starbucks Corp.	23,890	1,858,881
Starwood Hotels & Resorts Worldwide, Inc.	18,230	1,541,164
The TJX Cos., Inc.	28,500	1,698,885
VF Corp.	33,080	2,121,090
The Walt Disney Co.	32,349	2,907,528
Total Consumer Discretionary		28,508,986
Consumer Staples - 6.5%
Constellation Brands, Inc., Class A*	19,050	1,659,065
CVS Caremark Corp.	31,094	2,470,418
The Hershey Co.	15,100	1,380,442
Mondelez International, Inc., Class A	34,110	1,234,441
Philip Morris International, Inc.	27,522	2,355,333
Total Consumer Staples		9,099,699
Energy - 5.9%
Anadarko Petroleum Corp.	13,545	1,526,386
EOG Resources, Inc.	14,420	1,584,470
Halliburton Co.	38,917	2,631,178
National Oilwell Varco, Inc.	14,887	1,286,683
Occidental Petroleum Corp.	12,070	1,252,021
Total Energy		8,280,738
Financials - 8.0%
American Tower Corp.	24,000	2,366,400
JPMorgan Chase & Co.	33,131	1,969,638
Marsh & McLennan Cos., Inc.	26,650	1,415,115
Northern Trust Corp.	25,061	1,737,980
T. Rowe Price Group, Inc.	19,758	1,600,299
Wells Fargo & Co.	41,455	2,132,445
Total Financials		11,221,877

	Shares	Value
Health Care - 11.8%
Abbott Laboratories	45,799	$1,934,550
Actavis PLC*	7,530	1,709,159
Becton, Dickinson and Co.	13,560	1,588,825
Cardinal Health, Inc.	18,273	1,346,720
Gilead Sciences, Inc.*	38,400	4,131,072
Johnson & Johnson	20,316	2,107,379
Medtronic, Inc.	27,990	1,787,162
Stryker Corp.	22,284	1,856,480
Total Health Care		16,461,347
Industrials - 11.1%
Alaska Air Group, Inc.	41,410	1,918,939
American Airlines Group, Inc.	36,810	1,432,277
The Boeing Co.	13,260	1,681,368
Honeywell International, Inc.	25,167	2,396,653
Illinois Tool Works, Inc.	19,250	1,698,043
Ingersoll-Rand PLC	25,180	1,515,836
Rockwell Automation, Inc.	13,300	1,550,913
United Parcel Service, Inc., Class B	20,750	2,019,598
WABCO Holdings, Inc.*	12,520	1,292,064
Total Industrials		15,505,691
Information Technology - 32.2%
Accenture PLC, Class A	25,289	2,049,926
Adobe Systems, Inc.*	18,762	1,348,988
Apple, Inc.	70,960	7,273,400
Citrix Systems, Inc.*	21,680	1,523,237
F5 Networks, Inc.*	10,028	1,245,377
Facebook, Inc., Class A*	45,030	3,369,145
Google, Inc., Class A*	5,581	3,250,151
Google, Inc., Class C*	4,671	2,669,944
Intuit, Inc.	19,193	1,596,474
MasterCard, Inc., Class A	28,790	2,182,570
Microchip Technology, Inc.	29,800	1,455,134
Microsoft Corp.	104,378	4,741,893
Oracle Corp.	82,960	3,445,329
QUALCOMM, Inc.	40,137	3,054,426
Red Hat, Inc.*	23,411	1,426,198
Visa, Inc., Class A	12,942	2,750,434
VMware, Inc., Class A*	16,988	1,674,677
Total Information Technology		45,057,303

AMG Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 2.6%
CF Industries Holdings, Inc.	3,981	$1,025,784
Monsanto Co.	9,100	1,052,415
Sealed Air Corp.	45,340	1,636,774
Total Materials		3,714,973
Utilities - 0.8%
ITC Holdings Corp.	28,880	1,078,668
Total Common Stocks (cost $113,348,987)		138,929,282

	Shares	Value
Other Investment Companies - 1.0%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost $1,350,662)	1,350,662	$1,350,662
Total Investments - 100.3% (cost $114,699,649)		140,279,944
Other Assets, less Liabilities - (0.3)%		(363,914)
Net Assets - 100.0%		$139,916,030

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2014

	Shares	Value
Common Stocks - 98.5%
Consumer Discretionary - 32.6%
AMC Networks, Inc., Class A*	26,880	$1,682,016
Buffalo Wild Wings, Inc.*	26,080	3,853,320
Deckers Outdoor Corp.*	35,310	3,256,994
Delphi Automotive PLC	40,490	2,817,294
Dillard’s, Inc., Class A	32,180	3,678,818
The Gap, Inc.	27,475	1,267,971
Genuine Parts Co.	35,860	3,146,356
Hanesbrands, Inc.	40,940	4,203,719
Harman International Industries, Inc.	35,060	4,034,705
Lamar Advertising Co., Class A	21,980	1,153,510
Macy’s, Inc.	72,170	4,495,469
Michael Kors Holdings, Ltd.*	46,038	3,688,565
O’Reilly Automotive, Inc.*	21,300	3,322,374
Scripps Networks Interactive, Inc., Class A	39,380	3,138,980
Starwood Hotels & Resorts Worldwide, Inc.	34,880	2,948,755
Starz, Class A*	38,200	1,195,278
Tesla Motors, Inc.*	15,060	4,061,682
Tiffany & Co.	49,350	4,981,389
Tribune Media Co., Class A*	35,200	2,685,760
TripAdvisor, Inc.*	18,770	1,859,919
VF Corp.	62,480	4,006,218
Williams-Sonoma, Inc.	45,040	2,962,281
Total Consumer Discretionary		68,441,373
Consumer Staples - 8.0%
Constellation Brands, Inc., Class A*	28,390	2,472,485
The Hain Celestial Group, Inc.*	29,100	2,862,276
Mead Johnson Nutrition Co.	43,060	4,116,536
Molson Coors Brewing Co., Class B	44,520	3,292,254
The WhiteWave Foods Co.*	112,890	3,953,408
Total Consumer Staples		16,696,959
Energy - 6.0%
Cameron International Corp.*	35,400	2,631,282
Chesapeake Energy Corp.	80,650	2,193,680
Helmerich & Payne, Inc.	15,090	1,585,205
Nabors Industries, Ltd.	58,360	1,587,976
Superior Energy Services, Inc.	52,710	1,889,126
Whiting Petroleum Corp.*	29,590	2,741,809
Total Energy		12,629,078

	Shares	Value
Financials - 5.7%
Extra Space Storage, Inc.	52,170	$2,749,359
McGraw Hill Financial, Inc.	27,990	2,270,829
Moody’s Corp.	49,470	4,628,908
SunTrust Banks, Inc.	59,580	2,268,806
Total Financials		11,917,902
Health Care - 10.2%
Actavis PLC*	15,650	3,552,237
Alexion Pharmaceuticals, Inc.*	10,113	1,712,030
Alkermes PLC*	37,960	1,697,951
AmerisourceBergen Corp.	31,300	2,422,307
Cardinal Health, Inc.	42,220	3,111,614
CR Bard, Inc.	7,160	1,062,830
HCA Holdings, Inc.*	33,520	2,340,366
Henry Schein, Inc.*	18,860	2,257,353
St. Jude Medical, Inc.	49,680	3,258,511
Total Health Care		21,415,199
Industrials - 13.8%
AerCap Holdings N.V.*	41,490	1,968,700
Alaska Air Group, Inc.	57,930	2,684,476
American Airlines Group, Inc.	79,090	3,077,392
Crane Co.	10,930	760,619
Delta Air Lines, Inc.	88,850	3,516,683
Dover Corp.	34,520	3,033,272
Equifax, Inc.	41,410	3,261,452
IDEX Corp.	21,270	1,636,514
The Middleby Corp.*	24,560	2,117,809
Old Dominion Freight Line, Inc.*	50,670	3,378,169
Pitney Bowes, Inc.	129,510	3,504,541
Total Industrials		28,939,627
Information Technology - 16.7%
Akamai Technologies, Inc.*	66,790	4,035,452
Amphenol Corp., Class A	11,160	1,149,592
Avago Technologies, Ltd.	25,310	2,077,698
F5 Networks, Inc.*	31,073	3,858,956
IAC/InterActiveCorp	35,560	2,474,620
Intuit, Inc.	35,680	2,967,862
NXP Semiconductor N.V.*	60,790	4,165,331
SanDisk Corp.	27,280	2,672,349
Skyworks Solutions, Inc.	85,860	4,864,828
Vantiv, Inc., Class A*	86,590	2,708,535

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 16.7% (continued)
Yelp, Inc.*	50,130	$4,131,715
Total Information Technology		35,106,938
Materials - 5.5%
International Flavors & Fragrances, Inc.	28,130	2,857,727
Sealed Air Corp.	129,160	4,662,676
Sigma-Aldrich Corp.	37,870	3,938,480
Total Materials		11,458,883
Total Common Stocks (cost $182,269,329)		206,605,959

	Shares	Value
Other Investment Companies - 4.0%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost $8,397,356)	8,397,356	$8,397,356
Total Investments - 102.5% (cost $190,666,685)		215,003,315
Other Assets, less Liabilities - (2.5)%		(5,217,526)
Net Assets - 100.0%		$209,785,789

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2014

	Shares	Value
Common Stocks - 97.6%
Consumer Discretionary - 17.2%
Carmike Cinemas, Inc.*	9,690	$328,200
Carriage Services, Inc.	27,340	509,618
Cavco Industries, Inc.*	5,220	372,865
Christopher & Banks Corp.*	46,510	445,101
Chuy’s Holdings, Inc.*	16,780	441,314
Citi Trends, Inc.*	22,900	532,654
Denny’s Corp.*	64,180	438,349
Installed Building Products, Inc.*	29,840	398,961
Malibu Boats, Inc., Class A*	17,620	366,672
MarineMax, Inc.*	25,701	443,599
Motorcar Parts of America, Inc.*	14,350	435,092
Nutrisystem, Inc.	22,610	368,995
Strattec Security Corp.	5,860	470,206
Superior Uniform Group, Inc.	15,050	327,337
Tower International, Inc.*	10,170	341,000
Winnebago Industries, Inc.*	8,140	201,302
Total Consumer Discretionary		6,421,265
Consumer Staples - 7.7%
Calavo Growers, Inc.	10,110	393,785
Farmer Bros Co.*	17,880	417,856
Inventure Foods, Inc.*	37,980	460,318
Orchids Paper Products Co.	13,360	371,675
The Pantry, Inc.*	21,450	454,096
Primo Water Corp.*	81,515	372,524
WD-40 Co.	5,870	403,269
Total Consumer Staples		2,873,523
Energy - 5.3%
Abraxas Petroleum Corp.*	64,150	379,127
Jones Energy, Inc., Class A*	20,570	395,355
Matrix Service Co.*	12,310	347,265
Synergy Resources Corp.*	28,340	381,456
VAALCO Energy, Inc.*	52,080	476,532
Total Energy		1,979,735
Financials - 10.0%
Bryn Mawr Bank Corp.	15,560	457,775
Eagle Bancorp, Inc.*	10,730	359,777
HCI Group, Inc.	8,880	373,937
JMP Group, Inc.	54,990	377,231
Ladenburg Thalmann Financial Services, Inc.*	114,348	409,366

	Shares	Value
Preferred Bank*	14,860	$356,937
Pzena Investment Management, Inc., Class A	37,540	379,529
Silvercrest Asset Management Group, Inc., Class A	20,569	329,927
Southwest Bancorp, Inc.	21,190	350,271
United Insurance Holdings Corp.	19,994	322,703
Total Financials		3,717,453
Health Care - 23.3%
Addus HomeCare Corp.*	16,370	358,503
Affymetrix, Inc.*,2	42,500	368,475
AngioDynamics, Inc.*	28,110	396,632
Cambrex Corp.*	24,780	543,178
Cara Therapeutics, Inc.*,2	12,480	127,546
Cross Country Healthcare, Inc.*	46,570	371,629
Depomed, Inc.*	26,170	401,710
Enanta Pharmaceuticals, Inc.*	10,330	433,447
Exactech, Inc.*	15,550	371,334
Harvard Bioscience, Inc.*	76,040	343,701
Heska Corp.*	20,538	285,273
Inogen, Inc.*	21,920	452,648
KYTHERA Biopharmaceuticals, Inc.*,2	5,420	203,846
NeoGenomics, Inc.*	51,881	276,526
Novavax, Inc.*	81,450	382,000
Orexigen Therapeutics, Inc.*,2	28,770	163,989
Psychemedics Corp.	24,070	343,960
Repligen Corp.*	18,647	355,412
SciClone Pharmaceuticals, Inc.*	51,340	352,192
Sharps Compliance Corp.*	53,726	236,932
Simulations Plus, Inc.	59,087	395,883
Sucampo Pharmaceuticals, Inc., Class A*	51,080	351,941
Tandem Diabetes Care, Inc.*	22,400	316,960
U.S. Physical Therapy, Inc.	12,040	429,828
Vascular Solutions, Inc.*	18,060	431,634
Total Health Care		8,695,179
Industrials - 14.4%
ARC Document Solutions, Inc.*	51,972	422,013
ARC Group Worldwide, Inc.*	6,160	122,954
Barrett Business Services, Inc.	6,450	381,776
Ceco Environmental Corp.	13,181	185,325
Cenveo, Inc.*	120,460	366,198
Commercial Vehicle Group, Inc.*	39,120	313,742

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 14.4% (continued)
CRA International, Inc.*	16,571	$445,926
Ducommun, Inc.*	6,240	193,814
Franklin Covey Co.*	19,478	371,445
The Gorman-Rupp Co.	11,320	351,260
Insteel Industries, Inc.	22,840	536,283
Knightsbridge Tankers, Ltd.	30,190	370,129
Quality Distribution, Inc.*	25,870	363,215
Radiant Logistics, Inc.*	59,546	184,593
Sun Hydraulics Corp.	9,900	396,297
Twin Disc, Inc.	11,476	371,249
Total Industrials		5,376,219
Information Technology - 15.2%
Alliance Fiber Optic Products, Inc.[2]	20,640	305,885
Ambarella, Inc.*,2	11,890	407,232
American Software, Inc., Class A	38,310	352,452
CalAmp Corp.*	20,000	385,600
Datawatch Corp.*	14,580	192,310
Edgewater Technology, Inc.*	31,666	215,645
eGain Corp.*,2	19,780	129,163
Information Services Group, Inc.*	77,437	329,107
Inphi Corp.*	25,315	380,991
Lionbridge Technologies, Inc.*	63,640	295,290
Marchex, Inc., Class B	41,901	359,511
PC-Tel, Inc.	51,600	403,512
Perficient, Inc.*	23,390	402,776
QAD, Inc., Class A	7,397	153,044
Qualys, Inc.*	19,160	465,588
Reis, Inc.	21,350	506,422
Ultra Clean Holdings, Inc.*	37,670	363,515
Total Information Technology		5,648,043
Materials - 2.2%
Gold Resource Corp.	48,290	299,398

	Shares	Value
Neenah Paper, Inc.	9,390	$513,351
Total Materials		812,749
Telecommunication Services - 2.3%
8x8, Inc.*	64,660	502,408
Premiere Global Services, Inc.*	27,590	363,360
Total Telecommunication Services		865,768
Total Common Stocks (cost $33,318,657)		36,389,934

	Principal
	Amount
Short-Term Investments - 5.4%
Repurchase Agreements - 2.9%[3]
JP Morgan Securities LLC, dated 08/29/14, due 09/02/14, 0.040%, total to be received $64,694 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/15 -02/15/43 totaling $65,989)	$64,694	64,694
Morgan Stanley & Co. LLC, dated 08/29/14,due 09/02/14, 0.060%, total to be received $1,000,007 (collateralized by various U.S. Government Agency Obligations, 0.000% - 12.000%, 09/22/14 - 09/01/44,totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		1,064,694

	Shares
Other Investment Companies - 2.5%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	941,648	941,648
Total Short-Term Investments (cost $2,006,342)		2,006,342
Total Investments - 103.0% (cost $35,324,999)		38,396,276
Other Assets, less Liabilities - (3.0)%		(1,106,084)
Net Assets - 100.0%		$37,290,192

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At August 31, 2014, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Cadence Capital Appreciation Fund	$116,511,093	$24,371,199	$(602,348)	$23,768,851
AMG Managers Cadence Mid Cap Fund	191,466,676	24,378,220	(841,581)	23,536,639
AMG Managers Cadence Emerging Companies Fund	35,404,789	4,509,328	(1,517,841)	2,991,487

*	Non-income producing security.
[1]	Yield shown represents the August 31, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of August 31, 2014, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Cadence Emerging Companies Fund	$1,026,928	2.8%

[3]	Collateral received from brokers for securities lending was invested in these short-term investments.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1—inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3—significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

As of August 31, 2014, the investments in AMG Managers Cadence Capital Appreciation Fund and AMG Managers Cadence Mid Cap Fund were all Level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of August 31, 2014:

	Quoted Prices in Active
	Markets for Identical	Significant Other	Significant Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG Managers Cadence Emerging Companies Fund
Investments in Securities
Common Stocks†	$36,389,934	—	—	$36,389,934
Short-Term Investments
Repurchase Agreements	—	$1,064,694	—	1,064,694
Other Investment Companies	941,648	—	—	941,648

Total Investments in Securities	$37,331,582	$1,064,694	—	$38,396,276

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of August 31, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date: October 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date: October 16, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: October 16, 2014